MORGAN GRENFELL INVESTMENT TRUST
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED NOVEMBER 4, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 20, 1999) TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 1999

THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE DISTRIBUTOR IN THE FUNDS' SAI EFFECTIVE NOVEMBER 1, 1999:

THE DISTRIBUTOR
The Trust's distributor is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE TRANSFER AGENT IN THE FUNDS' SAI EFFECTIVE NOVEMBER 23, 1999:

THE TRANSFER AGENT
Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 ("ICCC"), has been retained to act as transfer and dividend disbursing agent.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the SAI, remains the same.

THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' SAI:

                                                                                  Principal Occupation During Past Five
Name and Address                          Positions with Trust                    Years
-------------------------------------------------------------------------------------------------------------------------
James E. Minnick (1)(3)*                  President, Chief Executive Officer,     President, Secretary and Treasurer,
885 Third Avenue                          and Trustee                             Morgan Grenfell Inc. ("MG
New York, NY 10022                                                                Inc.")(since 1990).
(age 50)

Patrick W.W. Disney (1)(3)*               Senior Vice President and Trustee       Director, Morgan Grenfell Investment
20 Finsbury Circus                                                                Services Limited ("MGIS") (since
London  EC2M 1NB                                                                  1988).
ENGLAND
(age 42)

THE FOLLOWING PARAGRAPH IS HEREBY ADDED TO THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' SAI:

                                                                                  Principal Occupation During Past Five
Name and Address                          Positions with Trust                    Years
-------------------------------------------------------------------------------------------------------------------------
Amy M. Olmert                             Treasurer, Chief Financial Officer      Vice President, Deutsche Asset
One South Street                                                                  Management Inc. (since 1999); Vice
Baltimore, MD  21202                                                              President, BT Alex. Brown Inc.
(age 36)                                                                          (1997-1999); Senior Manager,
                                                                                  PricewaterhouseCoopers LLP,
                                                                                  (1988-1997)
Daniel O. Hirsch                          Secretary                               Principal, Deutsche Asset Management
One South Street                                                                  Inc. (since July 1998); Assistant
Baltimore, MD  21202                                                              General Counsel, Office of the
(age 45)                                                                          General Counsel, United States
                                                                                  Securities and Exchange Commission
                                                                                  (1993-1998).


THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER AND ADMINISTRATOR IN THE FUNDS' SAI:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 5, 1999. Also effective October 5, 1999, the administrator to each Fund, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. All other information disclosed in the SAI concerning the investment adviser and administrator remains the same.

THE FOLLOWING INFORMATION IS HEREBY DELETED FROM "APPENDIX C - PORTFOLIO MANAGER INFORMATION" IN THE SAI FOR THE INTERNATIONAL SELECT EQUITY FUND, GLOBAL EQUITY FUND, INTERNATIONAL SMALL CAP EQUITY FUND, EUROPEAN SMALL CAP
EQUITY FUND, AND EMERGING MARKETS EQUITY FUND:

Funds                                                                        Portfolio Managers
---------------------------------------------------------------------------- --------------------------------------------
Morgan Grenfell International Select Equity Fund                             Patrick Disney
Morgan Grenfell Global Equity Fund                                           Patrick Disney
Morgan Grenfell International Small Cap Equity Fund                          Helene Jelman
Morgan Grenfell European Small Cap Equity Fund                               Helene Jelman
Morgan Grenfell Emerging Markets Equity Fund                                 Alan Nesbit





Portfolio Manager                         Expertise                          Professional Experience
----------------------------------------- ---------------------------------- -----------------------------------------------------
Patrick Disney                            EAFE Markets                       Managing Director, MGIS (since 1988); Director,
                                                                             MGIS (1987-1988); EAFE Team (since 1981).
Helene Jelman                             European Equities                  Fund Manager, MGIS (since 1996); Cazenove
                                                                             (1995-1996); Price Waterhouse (1991-1995).

                                                                             Director, MGAM (since 1998) and Morgan Grenfell
Alan Nesbit                               Emerging Markets                   Trust Managers (since 1991); Fund Manager, MGIS
                                                                             (since 1997); Portfolio Manager, Latin American
                                                                             Equities, MGIS (since 1991).

                                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-04-1199-04

MORGAN GRENFELL INVESTMENT TRUST
Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, High Yield Bond Fund, Smaller Companies Fund, Microcap Fund, Large Cap Growth Fund

SUPPLEMENT DATED NOVEMBER 4, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 20, 1999) TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 1999

THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE DISTRIBUTOR IN THE FUNDS' SAI EFFECTIVE NOVEMBER 1, 1999:

THE DISTRIBUTOR
The Trust's distributor is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE TRANSFER AGENT IN THE FUNDS' SAI EFFECTIVE NOVEMBER 23, 1999:

THE TRANSFER AGENT
Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 ("ICCC"), has been retained to act as transfer and dividend disbursing agent.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the SAI, remains the same.

THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' SAI:

                                                                                  Principal Occupation During Past Five
Name and Address                          Positions with Trust                    Years
-------------------------------------------------------------------------------------------------------------------------
James E. Minnick (1)(3)*                  President, Chief Executive Officer,     President, Secretary and Treasurer,
885 Third Avenue                          and Trustee                             Morgan Grenfell Inc. ("MG
New York, NY 10022                                                                Inc.")(since 1990).
(age 50)

Patrick W.W. Disney (1)(3)*               Senior Vice President and Trustee       Director, Morgan Grenfell Investment
20 Finsbury Circus                                                                Services Limited ("MGIS") (since
London  EC2M 1NB                                                                  1988).
ENGLAND
(age 42)



THE FOLLOWING PARAGRAPH IS HEREBY ADDED TO THE "TRUSTEES AND OFFICERS" SECTION
OF THE FUNDS' SAI:
                                                                                  Principal Occupation During Past Five
Name and Address                          Positions with Trust                    Years
-------------------------------------------------------------------------------------------------------------------------
Amy M. Olmert                             Treasurer, Chief Financial Officer      Vice President, Deutsche Asset
One South Street                                                                  Management Inc. (since 1999); Vice
Baltimore, MD  21202                                                              President, BT Alex. Brown Inc.
(age 36)                                                                          (1997-1999); Senior Manager,
                                                                                  PricewaterhouseCoopers LLP,
                                                                                  (1988-1997)
Daniel O. Hirsch                          Secretary                               Principal, Deutsche Asset Management
One South Street                                                                  Inc.(since July 1998); Assistant
Baltimore, MD  21202                                                              General Counsel, Office of the
(age 45)                                                                          General Counsel, United States
                                                                                  Securities and Exchange Commission
                                                                                  (1993-1998).


THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER, ADMINISTRATOR AND SUBADVISER IN THE FUNDS' SAI:

The investment adviser and administrator to the Funds, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. effective October 5, 1999. Also effective October 5, 1999, the subadviser to the Total Return Bond Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited. All other information disclosed in the SAI concerning the investment adviser, administrator and subadviser remains the same.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT ADVISORY AND OTHER SERVICES - PORTFOLIO MANAGEMENT" SECTION OF THE SAI FOR THE FIXED INCOME FUND, SHORT-TERM FIXED INCOME FUND, TOTAL RETURN BOND FUND AND HIGH YIELD BOND FUND (COLLECTIVELY, THE "FIXED INCOME FUNDS"):

Robert Guzman has joined the investment team for the Fixed Income Funds as a portfolio manager. Mr. Guzman has been in the investment advisory business since 1986 and has managed funds with Bankers Trust Company and the Union Bank of Switzerland.

THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE THIRD PARAGRAPH UNDER "INVESTMENT ADVISORY AND OTHER SERVICES -- PORTFOLIO MANAGEMENT" IN THE SAI FOR THE SMALLER COMPANIES FUND AND MICROCAP FUND:
The Smaller Companies Fund and Microcap Fund are each managed by a team of three experienced portfolio managers, Audrey M.T. Jones, John P. Callaghan and Mary P. Dugan. Ms. Jones has served as a member of the Funds' portfolio management team since the Funds' inception, and has been employed by the investment adviser as a portfolio manager since 1986. Mr. Callaghan joined the Funds' portfolio management team (and the investment adviser) in June 1997 and, prior to such time, worked as a portfolio manager for Odyssey Partners and Weiss, Peck & Greer. Ms. Dugan joined the Funds' portfolio management team (and the investment adviser) as a portfolio manager in June 1999 and, prior to such time, worked as a portfolio manager or analyst at Bankers Trust Company and Fred Alger Asset Management.

David A. Baratta, formerly a portfolio manager and officer of the Funds (and the investment adviser), has resigned.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-02-1199-04